Initial Public Offering (Details Narrative) - USD ($)				6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 17, 2021	Jun. 17, 2021	Jun. 02, 2021	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Nov. 29, 2022	Jun. 02, 2022
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit							$ 10.32
Proceeds from initial public offering, net of underwriting discount					$ 100,909,536
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (in dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants								$ 0.15
Public Warrants [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants in a unit			1	1		1
Exercise price of warrants				$ 11.50		$ 11.50
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued			10,000,000
Purchase price, per unit			$ 10.00
Proceeds from initial public offering, net of underwriting discount			$ 100,000,000
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (in dollars per share)			$ 0.0001
Number of shares in a unit			1
IPO [Member] | Public Warrants [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant			1
Exercise price of warrants			$ 11.50
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued	326,000	326,000	1,500,000	1,500,000
Purchase price, per unit	$ 10.00	$ 10.00	$ 10.00
Proceeds from initial public offering, net of underwriting discount	$ 326,000,000